December 8, 2010

BY EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
Attention: Linda Stirling, Esq.

Re:	Definitive Proxy Statement for Putnam RetirementReady Funds (Reg. Nos. 333-
117134 and 811-21598)
Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2050 Fund

Dear Ms. Stirling:

Pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, we are transmitting for filing today via the EDGAR system definitive proxy materials in connection with a meeting of shareholders of the Putnam RetirementReady Funds listed above to be held on February 11, 2011. These definitive materials are expected to be mailed to shareholders on or about December 20, 2010.

This letter also responds to your comment that you provided telephonically to me on behalf of the Staff of the U.S. Securities and Exchange Commission (the “Commission Staff”) on December 2, 2010 regarding the Fund’s preliminary proxy statement filed with the Commission on November 26, 2010. For convenience of reference, I have summarized the Commission Staff’s comment before the response by the Fund.

Comment: In "What effect will amending the current restriction with respect to the acquisition of voting securities of any issuer have on your fund?", please disclose any risks resulting from the changed restriction, including the additional costs from investing in other investment companies.

Response: In response to the comment, the proxy statement now includes the following statement: "Investing in other investment companies involves expenses at the investment company level, such as portfolio management fees and operating expenses, which are in addition to the fees and expenses of the fund." We do not believe that other risks requiring disclosure will result from the proposed investment restriction change.

I believe that this letter addresses the Commission Staff’s comments. Should you have any further questions, please do not hesitate to call me at (617) 760-1105.

Very truly yours,

/s/ Karen R. Kay
________________________
Karen R. Kay
Managing Director and Senior Counsel
Putnam Investments

cc: Timothy F. Cormier, Esq., Ropes & Gray LLP